Leasing (Details) - Schedule of Analysis of Contractual Payment Dates Of Leasing Liability $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Analysis of Contractual Payment Dates Of Leasing Liability [Abstract]
Up to a year	$ 352
Between 1-2 years	469
More than 2 years	704
Total (undiscounted)	$ 1,525